Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share attributable to common stockholders
	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(30,637)	$(31,669)
Denominator:
Weighted average common shares outstanding	12,363,677	2,697,181
Less: Weighted-average unvested restricted shares	(685,129)	(967,363)
Less: Weighted-average shares subject to earnout	(284,795)	—
Weighted average shares used to compute basic and diluted net loss per share	11,393,753	1,729,818
Net loss per share attributable to common stockholders – basic and diluted	$(2.69)	$(18.31)

Schedule of diluted net loss per share attributable to common stockholders
	December 31,
	2021	2020
Common stock warrants	4,999,883	—
Outstanding and issued common stock options	2,660,383	2,983,574
Unvested restricted common stock	541,225	823,603
Convertible preferred stock	—	15,480,195
Total	8,201,491	19,287,372